UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5851
Colonial InterMarket Income Trust I
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	02/28/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2005 (Unaudited)	Colonial Intermarket Income Trust I

			Par ($)	Value ($)*
Government Agencies & Obligations – 53.3%
FOREIGN GOVERNMENT BONDS – 34.0%
Aries Vermogensverwalting	7.750% 10/25/09	EUR	250,000	377,452
Corp. Andina de Fomento	6.375% 06/18/09		340,000	500,788
European Investment Bank	7.625% 12/07/07	GBP	295,000	603,826
Federal Republic of Brazil
	3.063% 04/15/24(a)	USD	625,000	584,375
	8.250% 01/20/34		270,000	257,850
	8.750% 02/04/25		210,000	210,000
	11.500% 04/02/09	EUR	325,000	522,622
	14.500% 10/15/09	USD	810,000	1,067,175

Federal Republic of Germany
	4.250% 07/04/14	EUR	970,000	1,344,439
	6.000% 07/04/07		800,000	1,140,423

Government of Canada
	5.250% 06/01/13	CAD	530,000	460,729
	10.000% 06/01/08		1,800,000	1,756,465

Government of New Zealand
	6.000% 11/15/11	NZD	1,940,000	1,399,700
	6.500% 04/15/13		1,885,000	1,403,693

Government of Poland	8.500% 05/12/07	PLN	2,225,000	805,941
Government of Spain	5.500% 07/30/17	EUR	820,000	1,262,851
Hellenic Republic of Greece	5.350% 05/18/11		375,000	549,339

Kingdom of Norway
	5.500% 05/15/09	NOK	3,360,000	589,603
	6.000% 05/16/11		2,300,000	420,323

Kingdom of Sweden
	5.000% 01/28/09	SEK	13,595,000	2,133,680
	6.750% 05/05/14		6,210,000	1,116,568

New South Wales Treasury Corp.	7.000% 12/01/10	AUD	1,050,000	879,665
Republic of Bulgaria	8.250% 01/15/15(a)	USD	575,000	722,200

Republic of Colombia
	9.750% 04/09/11		417,050	472,309
	11.500% 05/31/11	EUR	225,000	374,934
	11.750% 02/25/20	USD	370,000	468,050

Republic of France	4.000% 04/25/14	EUR	630,000	857,752
Republic of Italy	5.000% 02/01/12		1,240,000	1,798,831
Republic of Panama	8.875% 09/30/27	USD	500,000	565,000

Republic of Peru
	7.500% 10/14/14	EUR	210,000	301,657
	9.875% 02/06/15	USD	450,000	543,375

Republic of Philippines	10.625% 03/16/25		240,000	268,800

See Accompanying Notes to Financial Statements.

			Par ($)	Value ($)*
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT BONDS – (continued)
Republic of South Africa
	5.250% 05/16/13	EUR	855,000	1,203,022
	13.000% 08/31/10	ZAR	1,823,000	392,482

Republic of Venezuela	9.250% 09/15/27	USD	577,000	594,310

Russian Federation
	5.000% 03/31/30		525,000	554,190
	11.000% 07/24/18		500,000	720,200
	12.750% 06/24/28		595,000	1,014,059

United Kingdom Treasury
	5.000% 03/07/12	GBP	215,000	419,762
	7.500% 12/07/06		655,000	1,317,209
	9.000% 07/12/11		415,000	982,854

United Mexican States
	7.500% 03/08/10	EUR	385,000	595,638
	7.500% 04/08/33	USD	780,000	864,240
	11.375% 09/15/16		625,000	919,375

Western Australia Treasury Corp.	7.500% 10/15/09	AUD	1,200,000	1,014,117
	FOREIGN GOVERNMENT BONDS TOTAL			36,351,873

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 19.3%
Federal Farm Credit Bank	5.000% 08/25/10	USD	900,000	904,635

U.S. Treasury Bond
	7.500% 11/15/24		865,000	1,163,324
	8.875% 02/15/19		672,000	963,165
	10.375% 11/15/12		1,520,000	1,777,094
	10.625% 08/15/15		2,780,000	4,217,891
	12.500% 08/15/14		6,354,000	8,554,816

U.S. Treasury Note
	4.875% 02/15/12		1,245,000	1,297,280
	7.000% 07/15/06		1,700,000	1,780,551
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL				20,658,756
	Total Government Agencies & Obligations (cost of $52,027,050)			57,010,629

Corporate Fixed-Income Bonds & Notes – 39.6%
BASIC MATERIALS – 3.5%
Chemicals – 1.7%
Agricultural Chemicals – 0.6%
IMC Global, Inc.	10.875% 08/01/13		140,000	171,150
Terra Capital, Inc.	12.875% 10/15/08		215,000	263,375

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Agricultural Chemicals – (continued)
UAP Holding Corp.	(b) 07/15/12 (10.750% 01/15/08)(c)	125,000	101,875

United Agri Products	9.000% 12/15/11(c)	108,000	117,720
			654,120
Chemicals-Diversified – 0.8%
BCP Caylux Holdings Luxembourg SCA	9.625% 06/15/14(c)	95,000	109,606
EquiStar Chemicals LP	10.625% 05/01/11	220,000	254,650

Huntsman ICI Holdings LLC
	(d) 12/31/09	404,000	230,280
	7.375% 01/01/15(c)	75,000	79,500

Innophos Investments Holdings, Inc.	10.771% 02/15/15(a)(c)	75,000	75,188
NOVA Chemicals Corp.	6.500% 01/15/12	70,000	74,200
Westlake Chemical Corp.	8.750% 07/15/11	55,000	61,325
			884,749

Chemicals-Specialty – 0.3%
Crompton Corp.	8.710% 08/01/10(a)	75,000	81,375
Rhodia SA	8.875% 06/01/11	175,000	181,125
			262,500
		Chemicals Total	1,801,369

Forest Products & Paper – 0.8%
Forestry – 0.2%
Millar Western Forest Products Ltd.	7.750% 11/15/13	95,000	99,750
Tembec Industries, Inc.	8.500% 02/01/11	80,000	79,800
			179,550

Paper & Related Products – 0.6%
Boise Cascade LLC
	5.535% 10/15/12(a)(c)	70,000	72,450
	7.125% 10/15/14(c)	80,000	85,200

Buckeye Technologies, Inc.	8.500% 10/01/13	30,000	32,550
Caraustar Industries, Inc.	9.875% 04/01/11	115,000	125,925
Georgia-Pacific Corp.	8.000% 01/15/24	80,000	96,100
Neenah Paper, Inc.	7.375% 11/15/14(c)	60,000	60,600
Newark Group, Inc.	9.750% 03/15/14	110,000	114,950

Norske Skog Canada Ltd.
	7.375% 03/01/14	45,000	47,475
	8.625% 06/15/11	60,000	64,500
			699,750
	Forest Products & Paper Total		879,300

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – 0.5%
Metal-Iron – 0.2%
Wise Metals Group LLC	10.250% 05/15/12	175,000	179,813
			179,813

Steel-Producers – 0.2%
Bayou Steel Corp.	9.000% 03/31/11	125,000	125,625
Steel Dynamics, Inc.
	9.500% 03/15/09	35,000	38,193
	9.500% 03/15/09	35,000	38,194
			202,012

Steel-Specialty – 0.1%
UCAR Finance, Inc.	10.250% 02/15/12	155,000	172,825
			172,825
		Iron/Steel Total	554,650

Metals & Mining – 0.5%
Metal-Aluminum – 0.2%
Kaiser Aluminum & Chemical Corp.
	9.875% 02/15/02(e)	250,000	221,250
	10.875% 10/15/06(e)	25,000	21,625
			242,875
Metal-Diversified – 0.2%
Earle M. Jorgensen & Co.	9.750% 06/01/12	155,000	173,600
			173,600
Mining Services – 0.1%
HudBay Mining and Smelting Co., Ltd.	9.625% 01/15/12(c)	65,000	68,250
			68,250
		Metals & Mining Total	484,725
		BASIC MATERIALS TOTAL	3,720,044

COMMUNICATIONS – 9.2%
Media – 4.5%
Broadcast Services/Programs – 0.2%

Fisher Communications, Inc.	8.625% 09/15/14(c)	75,000	81,937

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Broadcast Services/Programs – (continued)
XM Satellite Radio, Inc.	8.243% 05/01/09(a)	110,000	112,475
			194,412

Cable TV – 1.9%
Atlantic Broadband Finance LLC	9.375% 01/15/14(c)	155,000	150,737
Cablevision Systems Corp.	6.669% 04/01/09(a)(c)	125,000	139,375

Charter Communications Holdings LLC
	9.920% 04/01/11	580,000	474,150
	10.250% 09/15/10	175,000	184,844

CSC Holdings, Inc.
	6.750% 04/15/12(c)	170,000	184,025
	7.625% 04/01/11	10,000	11,200

DirecTV Holdings LLC	8.375% 03/15/13	70,000	79,012
EchoStar DBS Corp.	6.375% 10/01/11	190,000	195,225

Insight Communications Co., Inc.	(b) 02/15/11
	(12.250% 02/15/06)	70,000	70,000

Insight Midwest LP	9.750% 10/01/09	70,000	73,588
Northland Cable Television, Inc.	10.250% 11/15/07	205,000	202,950
Pegasus Satellite Communications, Inc.	11.250% 01/15/10(c)(e)	180,000	109,800

Telenet Group Holding NV	(b) 06/15/14
	(11.500% 12/15/08)(c)	170,000	130,050
			2,004,956

Multimedia – 0.7%
Advanstar Communications, Inc.
	(b) 10/15/11
	(15.000% 10/15/05)	125,000	113,438
	12.000% 02/15/11	155,000	167,787
Haights Cross Communications, Inc.	(b) 08/15/11 (12.500% 02/15/09)	135,000	90,450

Haights Cross Operating Co.
	11.750% 08/15/11	130,000	146,900
	11.750% 08/15/11(c)	55,000	62,150
Quebecor Media, Inc.	11.125% 07/15/11	135,000	153,394
			734,119
Publishing-Newspapers – 0.1%
Hollinger, Inc.
	11.875% 03/01/11(c)(f)	54,000	60,413

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Newspapers – (continued)
	12.875% 03/01/11(c)	80,000	91,900
			152,313

Publishing-Periodicals – 0.8%
CBD Media Holdings LLC & Finance, Inc.	9.250% 07/15/12(c)	95,000	98,562
Dex Media East LLC	12.125% 11/15/12	169,000	203,645
Dex Media West LLC	9.875% 08/15/13	117,000	133,965
Dex Media, Inc.	(b) 11/15/13 (9.000% 11/15/08)	105,000	82,688

PriMedia, Inc.	8.875% 05/15/11	215,000	232,469
WDAC Subsidiary Corp.	8.375% 12/01/14(c)	125,000	126,875
			878,204

Radio – 0.2%
Spanish Broadcasting System, Inc.	9.625% 11/01/09	200,000	210,250
			210,250
Television – 0.6%
Granite Broadcasting Corp.	9.750% 12/01/10	205,000	196,800
Paxson Communications Corp	10.750% 07/15/08	240,000	248,475
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	170,000	183,600
			628,875
		Media Total	4,803,129
Telecommunication Services – 4.7%
Cellular Telecommunications – 2.0%
American Cellular Corp.	10.000% 08/01/11	105,000	102,375
Dobson Cellular Systems, Inc.	8.375% 11/01/11(c)	40,000	42,900
Dobson Communications Corp.	8.875% 10/01/13	230,000	193,200
Horizon PCS, Inc.	11.375% 07/15/12(c)	95,000	108,775
iPCS Escrow Co.	11.500% 05/01/12	70,000	81,025
Nextel Communications, Inc.	7.375% 08/01/15	255,000	279,225
Nextel Partners, Inc.	8.125% 07/01/11	205,000	226,012
Rogers Cantel, Inc.	9.750% 06/01/16	190,000	234,650
Rogers Wireless, Inc.	8.000% 12/15/12	95,000	103,075
Rural Cellular Corp.	8.250% 03/15/12	90,000	95,850
UbiquiTel Operating Co.
	9.875% 03/01/11	105,000	118,913
	9.875% 03/01/11(c)	75,000	84,938
US Unwired, Inc.	10.000% 06/15/12	215,000	244,025

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
Western Wireless Corp.	9.250% 07/15/13	185,000	215,062
			2,130,025

Satellite Telecommunications – 0.6%
Inmarsat Finance II PLC	(b) 11/15/12 (10.375% 11/15/08)	175,000	132,344
Intelsat Bermuda Ltd.	8.250% 01/15/13(c)	190,000	198,550
New Skies Satellites NV	9.125% 11/01/12(c)	85,000	88,400
PanAmSat Corp.	9.000% 08/15/14	80,000	88,000
Zeus Special Subsidiary Ltd.	(b) 02/01/15
	(9.250% 02/01/10)(c)	135,000	89,775
			597,069

Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.	6.450% 03/15/29	125,000	119,219
			119,219

Telecommunication Services – 0.5%
Axtel SA	11.000% 12/15/13	180,000	195,075
Time Warner Telecom, Inc.
	9.750% 07/15/08	205,000	209,100
	10.125% 02/01/11	145,000	147,175
			551,350

Telephone-Integrated – 1.2%
Cincinnati Bell, Inc.	8.375% 01/15/14	225,000	232,312
Qwest Capital Funding, Inc.
	7.250% 02/15/11	340,000	334,475
	7.750% 02/15/31	175,000	161,219
Qwest Services Corp.	14.000% 12/15/10(c)	450,000	535,500
US LEC Corp.	10.670% 10/01/09(a)	75,000	75,187
			1,338,693

Wireless Equipment – 0.3%
American Towers, Inc.	7.250% 12/01/11	90,000	95,850
SBA Telecommunications, Inc.	(b) 12/15/11 (9.750% 12/15/07)	140,000	123,200

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Wireless Equipment – (continued)
SpectraSite, Inc.	8.250% 05/15/10	90,000	96,750
			315,800
	Telecommunication Services Total		5,052,156
	COMMUNICATIONS TOTAL		9,855,285

CONSUMER CYCLICAL – 8.5%
Airlines – 0.5%
Airlines – 0.5%
Continental Airlines, Inc.	7.568% 12/01/06	180,000	145,800
Delta Air Lines, Inc.	7.900% 12/15/09	65,000	30,875
Northwest Airlines, Inc.	9.875% 03/15/07	295,000	243,375
United Air Lines, Inc.	2.020% 03/02/04(a)(g)	134,631	119,148
			539,198
		Airlines Total	539,198

Apparel – 0.6%
Apparel Manufacturers – 0.6%
Broder Brothers Co.
	11.250% 10/15/10	95,000	102,837
	11.250% 10/15/10(c)	55,000	59,538
Levi Strauss & Co.	9.750% 01/15/15(c)	320,000	337,600
Phillips-Van Heusen Corp.
	7.250% 02/15/11	65,000	67,925
	8.125% 05/01/13	75,000	81,375
			649,275
		Apparel Total	649,275

Auto Manufacturers – 0.1%
Auto-Medium & Heavy Duty Trucks – 0.1%
Navistar International Corp.	7.500% 06/15/11	115,000	122,475
			122,475
	Auto Manufacturers Total		122,475

Auto Parts & Equipment – 0.7%
Auto/Truck Parts & Equipment-Original – 0.4%
Accuride Corp.	9.250% 02/01/08	65,000	65,894
Collins & Aikman Products Co.	12.875% 08/15/12(c)	20,000	13,600
Cooper-Standard Automotive, Inc.	8.375% 12/15/14(c)	150,000	141,750
Delco Remy International, Inc.	11.000% 05/01/09	90,000	94,950
Dura Operating Corp.	8.625% 04/15/12	155,000	156,162

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto/Truck Parts & Equipment-Original – (continued)
			472,356
Auto/Truck Parts & Equipment-Replacement – 0.1%
Rexnord Corp.	10.125% 12/15/12	90,000	101,925
			101,925
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.	7.857% 08/15/11	205,000	214,738
			214,738
	Auto Parts & Equipment Total		789,019

Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.	7.875% 03/01/15(c)(h)	65,000	66,138
			66,138
	Distribution/Wholesale Total		66,138

Entertainment – 1.4%
Gambling (Non-Hotel) – 0.2%
Global Cash Access LLC	8.750% 03/15/12	160,000	175,200
			175,200
Music – 0.3%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	85,000	91,588
Warner Music Group	7.375% 04/15/14(c)	160,000	169,600
WMG Holdings Corp.	9.760% 12/15/14(a)(c)	120,000	119,400
			380,588
Resorts/Theme Parks – 0.4%
Six Flags, Inc.	9.625% 06/01/14	350,000	329,000
Universal City Florida Holding Co.	8.375% 05/01/10(c)	80,000	84,000
			413,000
Theaters – 0.5%
AMC Entertainment, Inc.	9.875% 02/01/12	215,000	234,887
LCE Acquisition Corp.	9.000% 08/01/14(c)	195,000	204,019
Marquee Holdings, Inc.	(b) 08/15/14 (12.000% 08/15/09)(c)	190,000	131,575
			570,481
	Entertainment Total		1,539,269

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.8%
Building-Residential/Commercial – 0.8%
D.R. Horton, Inc.	9.750% 09/15/10	400,000	485,000
K. Hovnanian Enterprises, Inc.
	8.875% 04/01/12	25,000	27,625
	10.500% 10/01/07	125,000	142,500
Standard-Pacific Corp.	9.250% 04/15/12	125,000	147,812
			802,937
	Home Builders Total		802,937

Home Furnishings – 0.3%
Appliances – 0.1%
ALH Finance LLC	8.500% 01/15/13(c)	95,000	97,138
			97,138
Home Furnishings – 0.2%
Norcraft Companies	9.000% 11/01/11	65,000	69,875
WII Components, Inc.	10.000% 02/15/12	200,000	202,500
			272,375
	Home Furnishings Total		369,513

Leisure Time – 0.6%
Cruise Lines – 0.1%
NCL Corp.	10.625% 07/15/14(c)	60,000	61,800
			61,800
Leisure & Recreational Products – 0.1%
K2, Inc.	7.375% 07/01/14	80,000	86,560
			86,560
Recreational Centers – 0.4%
AMF Bowling Worldwide, Inc.	10.000% 03/01/10	150,000	154,125
Equinox Holdings, Inc.	9.000% 12/15/09	170,000	180,625
Town Sports International, Inc.	(b) 02/01/14 (11.000% 02/01/09)	185,000	105,913
			440,663
	Leisure Time Total		589,023

Lodging – 2.2%
Casino Hotels – 2.2%
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	145,000	158,050
Hard Rock Hotel, Inc.	8.875% 06/01/13	170,000	187,000
Hollywood Casino Shreveport	13.000% 08/01/06(i)	410,000	349,525
Inn of the Mountain Gods Resort & Casino	12.000% 11/15/10	140,000	164,150

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
MGM Mirage, Inc.	6.750% 09/01/12	170,000	180,200
Mohegan Tribal Gaming Authority	6.125% 02/15/13(c)	85,000	86,700
Penn National Gaming, Inc.	6.750% 03/01/15(c)(h)	160,000	163,400
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	70,000	74,900
	8.750% 10/01/13	255,000	277,312
Premier Entertainment Biloxi LLC	10.750% 02/01/12	35,000	38,150
River Rock Entertainment	9.750% 11/01/11	190,000	210,900
Seneca Gaming Corp.	7.250% 05/01/12	120,000	125,400
Station Casinos, Inc.	6.875% 03/01/16	40,000	42,200
Virgin River Casino Corp.
	(b) 01/15/13 (12.750% 01/15/09)(c)	100,000	63,000
	9.000% 01/15/12(c)	54,000	56,700
Wynn Las Vegas LLC	6.625% 12/01/14(c)	180,000	180,450
			2,358,037
		Lodging Total	2,358,037

Retail – 1.0%
Retail-Automobiles – 0.1%
Asbury Automotive Group, Inc.	8.000% 03/15/14	130,000	134,875
			134,875
Retail-Drug Stores – 0.2%
Jean Coutu Group, Inc., (PJC)	8.500% 08/01/14(c)	95,000	96,900
Rite Aid Corp.
	7.500% 01/15/15(c)	45,000	44,662
	9.250% 06/01/13	110,000	110,550
			252,112
Retail-Home Furnishings – 0.2%
Levitz Home Furnishings, Inc.	12.000% 11/01/11(c)	45,000	45,900

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Home Furnishings – (continued)
Tempur-Pedic, Inc.	10.250% 08/15/10	120,000	136,800
			182,700
Retail-Jewelry – 0.1%
Finlay Fine Jewelry Corp.	8.375% 06/01/12	120,000	115,200
			115,200
Retail-Major Department Stores – 0.1%
Saks, Inc.	7.000% 12/01/13	39,000	40,560
			40,560
Retail-Propane Distributors – 0.1%
Ferrellgas Partners LP	8.750% 06/15/12	130,000	140,075
			140,075
Retail-Restaurants – 0.2%
Denny’s Holdings, Inc.	10.000% 10/01/12(c)	115,000	124,488
Landry’s Restaurants, Inc.	7.500% 12/15/14(c)	120,000	120,300
			244,788
		Retail Total	1,110,310

Textiles – 0.2%
Textile-Products – 0.2%
Collins & Aikman Floor Cover	9.750% 02/15/10	110,000	118,800
INVISTA	9.250% 05/01/12(c)	90,000	101,025
			219,825
		Textiles Total	219,825
	CONSUMER CYCLICAL TOTAL		9,155,019

CONSUMER NON-CYCLICAL – 5.2%
Agriculture – 0.3%
Agricultural Operations – 0.2%
Seminis Vegetable Seeds, Inc.	10.250% 10/01/13	202,000	241,895
			241,895
Tobacco – 0.1%
North Atlantic Trading Co., Inc.	9.250% 03/01/12	150,000	119,813
			119,813
		Agriculture Total	361,708

Beverages – 0.1%
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.	8.125% 01/15/12	100,000	109,000
			109,000
		Beverages Total	109,000

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 0.2%
Medical-Biomedical/Gene – 0.2%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	150,000	163,500
			163,500
	Biotechnology Total		163,500

Commercial Services – 1.4%
Commercial Services – 0.2%
Iron Mountain, Inc.	7.750% 01/15/15	35,000	35,788
Language Line Holdings, Inc.	11.125% 06/15/12	195,000	207,187
			242,975
Commercial Services-Finance – 0.2%
Dollar Financial Group, Inc.	9.750% 11/15/11	195,000	214,500
			214,500
Funeral Services & Related Items – 0.2%
Carriage Services, Inc.	7.875% 01/15/15(c)	15,000	15,525
Service Corp. International	7.700% 04/15/09	180,000	192,600
			208,125
Printing-Commercial – 0.3%
American Color Graphics, Inc.	10.000% 06/15/10	100,000	71,750
Sheridan Group	10.250% 08/15/11	105,000	113,400
Vertis, Inc.	13.500% 12/07/09(c)	170,000	171,700
			356,850
Private Corrections – 0.2%
GEO Group, Inc.	8.250% 07/15/13	165,000	174,075
			174,075
Rental Auto/Equipment – 0.3%
NationsRent, Inc.	9.500% 10/15/10	215,000	239,187
Williams Scotsman, Inc.	9.875% 06/01/07	110,000	110,275
			349,462
	Commercial Services Total		1,545,987

Cosmetics/Personal Care – 0.2%
Cosmetics & Toiletries – 0.2%
DEL Laboratories, Inc.	8.000% 02/01/12(c)	85,000	84,363
Elizabeth Arden, Inc.	7.750% 01/15/14	110,000	116,875
			201,238
	Cosmetics/Personal Care Total		201,238

Food – 0.9%
Food-Confectionery – 0.2%
Merisant Co.	10.250% 07/15/13(c)	110,000	97,900

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Confectionery – (continued)
Tabletop Holdings, Inc.	(b) 05/15/14 (12.250% 11/15/08)(c)	325,000	130,812
			228,712
Food-Miscellaneous/Diversified – 0.5%
Dole Food Co., Inc.	8.625% 05/01/09	185,000	199,569
Pinnacle Foods Holding Corp.	8.250% 12/01/13	235,000	215,025
Reddy Ice Holdings, Inc.	(b) 11/01/12 (10.500% 11/01/08)(c)	95,000	71,725
			486,319
Food-Retail – 0.2%
Stater Brothers Holdings	8.125% 06/15/12	225,000	234,844
			234,844
		Food Total	949,875

Healthcare Services – 1.5%
Medical-HMO – 0.1%
Coventry Health Care, Inc.	8.125% 02/15/12	145,000	158,775
			158,775
Medical-Hospitals – 0.5%
Tenet Healthcare Corp.	9.875% 07/01/14(c)	320,000	341,600
United Surgical Partners International, Inc.	10.000% 12/15/11	165,000	185,212
			526,812
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.	7.625% 02/01/15(c)	85,000	87,550
			87,550
MRI/Medical Diagnostic Imaging – 0.6%
InSight Health Services Corp.	9.875% 11/01/11	200,000	204,500
MedQuest, Inc.	11.875% 08/15/12	180,000	204,300
MQ Associates, Inc.	(b) 08/15/12 (12.250% 08/15/08)	325,000	235,625
			644,425
Physical Practice Management – 0.2%
US Oncology, Inc.	9.000% 08/15/12(c)	160,000	174,400
			174,400
	Healthcare Services Total		1,591,962

Household Products/Wares – 0.5%
Consumer Products-Miscellaneous – 0.5%
AAC Group Holdings Corp.	(b) 10/01/12 (10.2500% 10/01/08)(c)	40,000	28,300

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – (continued)
Consumer Products-Miscellaneous – (continued)
Amscan Holdings, Inc.	8.750% 05/01/14	175,000	174,125
Jostens IH Corp.	7.625% 10/01/12(c)	95,000	98,325
Playtex Products, Inc.	9.375% 06/01/11	250,000	270,000
			570,750
	Household Products/Wares Total		570,750

Pharmaceuticals – 0.1%
Medical-Drugs – 0.1%
Warner Chilcott Corp.	8.750% 02/01/15(c)	85,000	88,294
			88,294
	Pharmaceuticals Total		88,294
	CONSUMER NON-CYCLICAL TOTAL		5,582,314

ENERGY – 3.3%
Oil & Gas – 1.5%
Oil & Gas Drilling – 0.2%
Ocean Rig Norway AS	10.250% 06/01/08	130,000	133,575
Pride International, Inc.	7.375% 07/15/14	75,000	82,875
			216,450
Oil Companies-Exploration & Production – 1.2%
Chesapeake Energy Corp.
	6.375% 06/15/15(c)	35,000	36,925
	7.500% 06/15/14	75,000	83,250
Compton Petroleum Corp.	9.900% 05/15/09	185,000	203,500
Encore Acquisition Co.	8.375% 06/15/12	135,000	149,512
Energy Partners Ltd.	8.750% 08/01/10	90,000	97,650
Magnum Hunter Resources, Inc.	9.600% 03/15/12	72,000	82,170
PEMEX Finance Ltd.
	9.150% 11/15/18	205,000	253,895
	10.610% 08/15/17	135,000	179,952
Whiting Petroleum Corp.	7.250% 05/01/12	155,000	160,425
			1,247,279
Oil Refining & Marketing – 0.1%
Premcor Refining Group, Inc.	7.500% 06/15/15	105,000	114,450
			114,450
		Oil & Gas Total	1,578,179

Oil & Gas Services – 0.5%
Oil-Field Services – 0.5%
Gazprom	9.625% 03/01/13	400,000	476,280

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Services – (continued)
Oil-Field Services – (continued)
Newpark Resources, Inc.	8.625% 12/15/07	120,000	121,800
			598,080
		Oil & Gas Services Total	598,080

Pipelines – 1.3%
Pipelines – 1.3%
Coastal Corp.	7.750% 06/15/10	290,000	304,863
Dynegy Holdings, Inc.
	6.875% 04/01/11	205,000	191,675
	9.875% 07/15/10(c)	70,000	78,050
Northwest Pipeline Corp.	8.125% 03/01/10	55,000	60,981
Sonat, Inc.
	6.875% 06/01/05	100,000	101,000
	7.625% 07/15/11	335,000	350,075
Southern Natural Gas Co.	8.875% 03/15/10	95,000	104,975
Williams Companies, Inc.	8.125% 03/15/12	135,000	157,275
			1,348,894
		Pipelines Total	1,348,894
		ENERGY TOTAL	3,525,153
FINANCIALS – 0.7%
Diversified Financial Services – 0.5%
Finance-Commercial – 0.1%
FINOVA Group, Inc.	7.500% 11/15/09(j)	165,753	73,760
			73,760
Finance-Investment Banker/Broker – 0.4%
E*Trade Financial Corp.	8.000% 06/15/11(c)	110,000	118,800
LaBranche & Co., Inc.	11.000% 05/15/12	315,000	339,412
			458,212
	Diversified Financial Services Total		531,972
Real Estate Investment Trusts – 0.1%
REITs-Hotels – 0.0%
La Quinta Properties, Inc.	7.000% 08/15/12	40,000	42,400
			42,400
REITs-Mortgage – 0.1%
Thornburg Mortgage, Inc.	8.000% 05/15/13	110,000	116,325
			116,325
	Real Estate Investment Trusts Total		158,725

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.1%
Savings & Loans/ Thrifts-Western US – 0.1%
Western Financial Bank	9.625% 05/15/12	65,000	72,800
			72,800
		Savings & Loans Total	72,800
		FINANCIALS TOTAL	763,497

INDUSTRIALS – 6.7%
Aerospace & Defense – 0.6%
Aerospace/Defense-Equipment – 0.6%
Argo-Tech Corp.	9.250% 06/01/11	95,000	104,738
BE Aerospace, Inc.	8.875% 05/01/11	155,000	164,300
Sequa Corp.
	8.875% 04/01/08	70,000	76,300
	9.000% 08/01/09	25,000	27,750
Standard Aero Holdings, Inc.	8.250% 09/01/14(c)	110,000	118,250
TransDigm, Inc.	8.375% 07/15/11	110,000	117,425
			608,763
		Aerospace & Defense Total	608,763
Building Materials – 0.6%
Building & Construction Products-Miscellaneous – 0.2%
Associated Materials, Inc.	(b) 03/01/14
	(11.250% 03/01/09)	115,000	83,375
Congoleum Corp.	8.625% 08/01/08(k)	95,000	96,663
Norteck, Inc.	8.500% 09/01/14	80,000	81,800
			261,838
Building Products-Cement/Aggregation – 0.3%
RMCC Acquisition Co.	9.500% 11/01/12(c)	155,000	154,612
U.S. Concrete, Inc.	8.375% 04/01/14	130,000	135,850
			290,462
Building Products-Doors & Windows – 0.1%
ACIH, Inc.	(b) 12/15/12
	(11.500% 12/15/07)(c)	170,000	127,075
			127,075
		Building Materials Total	679,375

Electrical Components & Equipment – 0.2%
Wire & Cable Products – 0.2%
Coleman Cable, Inc.	9.875% 10/01/12(c)	175,000	183,531
			183,531
	Electrical Components & Equipment Total		183,531

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electronics – 0.1%
Electronic Components-Miscellaneous – 0.1%
Flextronics International Ltd.	6.250% 11/15/14	55,000	55,275
Sanmina-SCI Corp.	6.750% 03/01/13(c)	80,000	80,600
			135,875
	Electronics Total		135,875

Engineering & Construction – 0.2%
Building & Construction-Miscellaneous – 0.2%
J. Ray McDermott SA	11.000% 12/15/13(c)	185,000	210,900
			210,900
	Engineering & Construction Total		210,900

Environmental Control – 0.6%
Non-Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
	7.875% 04/15/13	90,000	94,162
	8.500% 12/01/08	235,000	252,625
Waste Services, Inc.	9.500% 04/15/14(c)	225,000	230,625
			577,412
Recycling – 0.1%
IMCO Recycling Escrow, Inc.	9.000% 11/15/14(c)	50,000	52,500
			52,500
	Environmental Control Total		629,912

Hand/Machine Tools – 0.1%
Machine Tools & Related Products – 0.1%
Newcor, Inc.	6.000% 01/31/13(l)	165,817	116,072
			116,072
	Hand/Machine Tools Total		116,072

Machinery Diversified – 0.1%
Machinery-General Industry – 0.1%
Douglas Dynamics LLC	7.750% 01/15/12(c)	150,000	152,250
			152,250
	Machinery Diversified Total		152,250

Metal Fabricate/Hardware – 0.8%
Metal Processors & Fabrication – 0.6%
Altra Industrial Motion, Inc.	9.000% 12/01/11(c)	100,000	100,250
Mueller Group, Inc.	10.000% 05/01/12	135,000	146,475
Mueller Holdings, Inc.	(b) 04/15/14
	(14.750% 04/15/09)	170,000	122,400

See Accompanying Notes to Financial Statements.

			Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Metal Fabricate/Hardware – (continued)
Metal Processors & Fabrication – (continued)
TriMas Corp.	9.875% 06/15/12		205,000	214,225
				583,350
Metal Products-Fasteners – 0.2%
FastenTech, Inc.	12.500% 05/01/11(c)		220,000	249,150
				249,150
	Metal Fabricate/Hardware Total			832,500
Miscellaneous Manufacturing – 0.7%
Diversified Manufacturing Operators – 0.5%
Bombardier, Inc.	6.300% 05/01/14(c)		140,000	123,900
J.B. Poindexter & Co.	8.750% 03/15/14(c)		140,000	146,650
Koppers Industries, Inc.	9.875% 10/15/13		140,000	158,900
Trinity Industries, Inc.	6.500% 03/15/14		70,000	70,350
				499,800
Filtration/Separation Products – 0.1%
Polypore International, Inc.	(b) 10/01/12
	(10.500% 10/01/08)(c)		195,000	124,556
				124,556
Miscellaneous Manufacturing – 0.1%
Samsonite Corp.	8.875% 06/01/11		120,000	129,900
				129,900
	Miscellaneous Manufacturing Total			754,256
Packaging & Containers – 1.4%
Containers-Metal/Glass – 0.6%
Crown European Holdings SA	10.875% 03/01/13		135,000	159,975
Owens-Brockway Glass Container
	6.750% 12/01/14(c)		160,000	164,000
	8.250% 05/15/13		245,000	268,887
Owens-Illinois, Inc.	7.500% 05/15/10		35,000	37,013
				629,875
Containers-Paper/Plastic – 0.8%
Consolidated Container Co. LLC	(b) 06/15/09 (10.750% 06/15/07)		120,000	105,000
Jefferson Smurfit Corp.
	8.250% 10/01/12		110,000	119,075
	11.500% 10/01/15(c)	EUR	170,000	224,149
MDP Acquisitions PLC	9.625% 10/01/12	USD	150,000	166,500
Portola Packaging, Inc.	8.250% 02/01/12		120,000	98,100

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Paper/Plastic – (continued)
Tekni-Plex, Inc.	12.750% 06/15/10	140,000	124,600
			837,424
	Packaging & Containers Total		1,467,299
Transportation – 1.3%
Transportation-Marine – 0.6%
Ship Finance International Ltd.	8.500% 12/15/13	295,000	297,581
Stena AB
	7.500% 11/01/13	175,000	178,500
	9.625% 12/01/12	115,000	129,375
Teekay Shipping Corp.
	8.875% 07/15/11	40,000	46,300
			651,756
Transportation-Railroad – 0.2%
TFM SA de CV	12.500% 06/15/12	155,000	180,575
			180,575
Transportation-Services – 0.3%
CHC Helicopter Corp.	7.375% 05/01/14	120,000	124,800
Petroleum Helicopters, Inc.	9.375% 05/01/09	225,000	244,125
			368,925
Transportation-Trucks – 0.2%
Allied Holdings, Inc.	8.625% 10/01/07	105,000	88,725
QDI Capital Corp.	9.000% 11/15/10(c)	160,000	156,000
			244,725
	Transportation Total		1,445,981
	INDUSTRIALS TOTAL		7,216,714
TECHNOLOGY – 0.2%
Semiconductors – 0.2%
Electronic Components-Semiconductors – 0.2%
Amkor Technology, Inc.	9.250% 02/15/08	190,000	186,200
			186,200
	Semiconductors Total		186,200
	TECHNOLOGY TOTAL		186,200
UTILITIES – 2.3%
Electric – 2.3%
Electric-Generation – 0.5%
AES Corp.
	9.000% 05/15/15(c)	45,000	51,525
	9.500% 06/01/09	132,000	151,305

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric– (continued)
Electric-Generation – (continued)
Edison Mission Energy	9.875% 04/15/11	170,000	204,425
Texas Genco LLC	6.875% 12/15/14(c)	100,000	106,250
			513,505
Electric-Integrated – 0.8%
CMS Energy Corp.	8.900% 07/15/08	175,000	194,906
Nevada Power Co.
	9.000% 08/15/13	75,000	86,438
	10.875% 10/15/09	150,000	171,375
PSE&G Energy Holdings LLC	8.625% 02/15/08	190,000	207,100
TNP Enterprises, Inc.	10.250% 04/01/10	130,000	138,125
			797,944
Independent Power Producer – 1.0%
Caithness Coso Funding Corp.	9.050% 12/15/09	165,059	181,564
Calpine Corp.	8.500% 07/15/10(c)	190,000	156,750
Calpine Generating Co. LLC
	11.169% 04/01/11(a)	240,000	232,800
	11.500% 04/01/11	110,000	103,125
MSW Energy Holdings LLC
	7.375% 09/01/10	50,000	52,250
	8.500% 09/01/10	190,000	206,150
Orion Power Holdings, Inc.	12.000% 05/01/10	145,000	181,250
			1,113,889
		Electric Total	2,425,338
		UTILITIES TOTAL	2,425,338
	Total Corporate Fixed-Income Bonds & Notes (cost of $40,949,494)		42,429,564
Mortgage-Backed Securities – 2.2%
Federal National Mortgage Association
	TBA
	6.500% 12/01/99(h)	1,895,000	1,970,209
Government National Mortgage Association
	9.000% 04/15/16–12/15/16	158,858	175,389
	10.500% 07/15/19–07/15/20	25,509	29,108
	11.000% 01/15/18–05/15/19	111,289	124,180
	Total Mortgage-Backed Securities (cost of $2,280,727)		2,298,886

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Asset-Backed Securities – 0.7%
Equity One ABS, Inc.	4.205% 04/25/34	425,000	409,840
GMAC Mortgage Corp.	4.865% 09/25/34	350,000	348,145
	Total Asset-Backed Securities (cost of $771,945)		757,985
Convertible Bonds – 0.3%
COMMUNICATIONS– 0.2%
Telecommunication Services – 0.2%
Telecommunication Equipment – 0.2%
Nortel Networks Corp.	4.250% 09/01/08	265,000	252,484
			252,484
	Telecommunication Services Total		252,484
	COMMUNICATIONS TOTAL		252,484
UTILITIES – 0.1%
Electric – 0.1%
Independent Power Producer – 0.1%
Mirant Corp.	2.500% 06/15/21(e)	125,000	94,367
			94,367
		Electric Total	94,367
		UTILITIES TOTAL	94,367
	Total Convertible Bonds (cost of $323,469)		346,851

		Shares
Common Stocks – 0.2%
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (l)(m)(n)	1,800	—
	Commercial Services & Supplies Total		—
	INDUSTRIALS TOTAL		—
MATERIALS – 0.1%
Metals & Mining – 0.1%
	Bayou Steel Corp. (m)	2,872	100,520
		Metals & Mining Total	100,520
		MATERIALS TOTAL	100,520
TELECOMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
	Horizon PCS, Inc., Class A (m)	4,350	106,575

See Accompanying Notes to Financial Statements.

			Value ($)*
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services– (continued)
	Wireless Telecommunication Services Total		106,575
	TELECOMMUNICATION SERVICES TOTAL		106,575
	Total Common Stocks (cost of $174,985)		207,095

		Par ($)
Municipal Bond (Taxable) – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians	13.000% 10/01/11(f)	230,000	236,233
		CALIFORNIA TOTAL	236,233
	Total Municipal Bond (Taxable) (cost of $230,000)		236,233

		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Cable TV – 0.0%
Cable Satisfaction International, Inc.
	Expires 03/01/05(c)(l)(m)(n)	355	—
Ono Finance PLC
	Expires 03/16/11(c)(l)(m)(n)	160	—
			—
		Media Total	—
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
Horizon PCS, Inc.
	Expires 10/01/10(c)(l)(m)(n)	220	—
UbiquiTel, Inc.
	Expires 04/15/10(c)(l)(m)(n)	150	—
			—
Telecommunication Services – 0.0%
AT&T Canada, Inc.
	Expires 08/15/07(c)(l)(m)(n)	250	—
Carrier1 International SA
	Expires 02/19/09(c)(e)(l)(m)(n)	209	—
Jazztel PLC
	Expires 07/15/10(c)(l)(m)(n)	40	—

See Accompanying Notes to Financial Statements.

		Units	Value ($)*
Warrants – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services– (continued)
Cellular Telecommunications – (continued)
			—
	Telecommunication Services Total		—
	COMMUNICATIONS TOTAL		—
INDUSTRIALS – 0.0%
Transportation – 0.0%
Transportation-Trucks – 0.0%
QDI LLC
	Expires 01/15/07(c)(l)(m)	510	2,754
			2,754
		Transportation Total	2,754
		INDUSTRIALS TOTAL	2,754
	Total Warrants (cost of $20,772)		2,754

Short-Term Obligation – 5.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 02/28/05, due 03/01/05 at 2.520%, collateralized by a U.S. Treasury Bond maturing 05/15/13, market value of $61,857.031 (repurchase proceeds $60,643,245)	5,497,000	5,497,000

	Total Short-Term Obligation (cost of $5,497,000)		5,497,000

	Total Investments – 101.6% (cost of $102,275,442)(o)(p)		108,786,997

	Other Assets & Liabilities, Net – (1.6)%		(1,767,828)

	Net Assets – 100.0%		107,019,169

See Accompanying Notes to Financial Statements.

Notes to Investment Portfolio:

*

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Trust’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Trust’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Floating rate note. The interest rate shown reflects the rate as of February 28, 2005.

(b)	Step bond. This security is currently not paying coupon. Shown parenthetically is the interest rate to be paid and the date the Trust will begin accruing at this rate.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to $10,163,405, which represents 9.5% of net assets.

(d)	Zero coupon bond.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $447,042, which represents 0.4% of net assets.

See Accompanying Notes to Financial Statements.

(f)	Illiquid security.

(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of February 28, 2005, the value of this security represents 0.1% of net assets.

(h)	Security purchased on a delayed delivery basis.

(i)	The issuer is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of this security represents 0.3% of net assets.

(j)	Issued as part of bankruptcy reorganization.

(k)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however, under the issuer’s plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of February 28, 2005, the value of this security represents 0.1% of net assets.

(l)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(m)	Non-income producing security.

(n)	Security has no value.

(o)	Cost for federal income tax purposes is $103,419,462.

(p)	Unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes was:

		Net
Unrealized	Unrealized	Unrealized
Appreciation	Depreciation	Appreciation

$7,919,724	$(2,552,189)	$5,367,535

As of February 28, 2005, the Trust had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Depreciation
EUR	$445,250	$443,520	02/28/05	$1,730
EUR	927,636	928,200	03/02/05	$(564)
EUR	596,338	596,700	03/02/05	(362)
				$804

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$927,636	$912,079	03/02/05	$(15,557)
EUR	596,337	586,116	03/02/05	(10,221)
EUR	2,028,310	2,023,425	03/24/05	(4,885)
EUR	228,046	227,143	03/31/05	(903)
EUR	485,262	483,340	03/31/05	(1,922)
EUR	928,166	928,690	04/04/05	524
EUR	596,678	597,015	04/04/05	337
GBP	1,129,288	1,098,620	03/14/05	(30,668)
GBP	508,420	504,560	03/31/05	(3,860)
SEK	841,515	807,618	03/09/05	(33,897)
SEK	841,533	808,231	03/10/05	(33,302)
				$(134,354)

See Accompanying Notes to Financial Statements.

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	British Pound
NOK	Norwegian Kroner
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

See Accompanying Notes to Financial Statements.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial InterMarket Income Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005